PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Labor claims	R$ 2,613,403	R$ 4,622,138
Civil claims	7,827,251	8,587,613
Provision for tax risks	7,457,160	7,059,304
Total	R$ 17,897,814	R$ 20,269,055